SHORT-TERM NOTES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SHORT-TERM NOTES PAYABLE
Short-term notes payable	$ 544,991	$ 369,722